Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Profit	[1]	$ 16,966	$ 7,966
Basic, number of shares (in shares)		19,693	19,954
Effect of dilutive potential ordinary shares (in shares)		136	131
Diluted, number of shares (in shares)		19,829	20,085
Basic, amount per share (in dollars per share)	[1]	$ 0.86	$ 0.40
Diluted, amount per share (in dollars per share)	[1]	$ 0.86	$ 0.40

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.